Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Debt and Other Financing Arrangements

	(In thousands)
	December 31,
	2013	2012
Industrial revenue bonds:
0.20% to 1.5%, variable, due from 2014 to 2040	$1,030,200	$1,030,200
Notes, 5.0%, due 2013	—	250,000
Notes, 5.75%, due 2017	600,000	600,000
Notes, 5.85%, due 2018	500,000	500,000
Notes, 4.125%, due 2022	600,000	600,000
Notes, 4.0%, due 2023	500,000	—
Notes, 6.40%, due 2037	650,000	650,000
Notes, 5.20%, due 2043	500,000	—

	4,380,200	3,630,200
Less current maturities	(3,300)	(250,000)

	$4,376,900	$3,380,200